Selected Statements of Income Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Interest on bank deposits and other	$ 69	$ 203	$ 156
Foreign currency translation differences		196	18
Interest on marketable securities	1,930	1,052	260
Total financial income	1,999	1,451	434
Financial expenses:
Bank charges	(244)	(277)	(160)
Foreign currency translation differences	(757)	(674)	(495)
Amortization of premium and accretion of discount on marketable securities	(546)	(454)	(113)
Total financial expenses	(1,547)	(1,405)	(768)
Total financial expense (income):	$ (452)	$ (46)	$ 334